UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM FILED ON MAY 6, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II   Greenwich, Connecticut   August 1, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    68,136

INFORMATION HAS BEEN OMMITTED FORM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BAY STATE BANCORP              COMMON STOCK     072611106      378    15121 SH       SOLE                  15121        0        0
D CANADA LIFE FINANCIAL CORP     COMMON STOCK     135113108    21059   712900 SH       SOLE                 712900        0        0
D COVEST BANCSHARES INC          COMMON STOCK     223032103     2309    87400 SH       SOLE                  87400        0        0
D FIRST VIRGINIA BANKS INC       COMMON STOCK     337477103    25570   651800 SH       SOLE                 651800        0        0
D FRANKLIN FINANCIAL CORP        COMMON STOCK     353523202     1456    50000 SH       SOLE                  50000        0        0
D PRECISE SOFTWARE SOLUTIONS     COMMON STOCK     M41450103     7898   474900 SH       SOLE                 474900        0        0
D WALLACE COMPUTER SERVICES INC  COMMON STOCK     932270101     6300   252900 SH       SOLE                 252900        0        0
D WHITMAN EDUCATION GROUP INC    COMMON STOCK     966524100     1148    84400 SH       SOLE                  84400        0        0
D 3TEC ENERGY CORP               COMMON STOCK     88575R308     2018   134000 SH       SOLE                 134000        0        0
S REPORT SUMMARY                   9 DATA RECORDS              68136        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED